Reporting And Accounting Policies Interest Capitalized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Interest Capitalized [Abstract]
Capitalized Interest	$ 1.3	$ 0.8	$ 0.3